Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Managers Brandywine Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Brandywine Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Boston Common Asset Management, LLC (“Boston Common” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Friess Associates, LLC (“Friess”), the Fund’s former subadviser, and Friess Associates of Delaware, LLC (“Friess of Delaware”), the Fund’s former sub-subadviser,
effective March 19, 2021 (the “Implementation Date”). The appointment of Boston Common was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Boston Common (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Friess with respect to the Fund (the “Former Subadvisory Agreement”) and the former sub-subadvisory
agreement among AMGF, Friess and Friess of Delaware with respect to the Fund, which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Boston Common by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Boston Common as the subadviser to the Fund, a new subadvisory agreement between AMGF and Boston Common (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Boston Common under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Friess would have received under the Former Subadvisory Agreement.
In connection with the hiring of Boston Common, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Brandywine Fund to AMG Boston Common Global Impact Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the MSCI All Country World Index and removed its secondary and tertiary benchmark indices.
Also in connection with the hiring of Boston Common, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.88% to 0.73%; (ii) a new contractual expense limitation agreement will take effect pursuant to which AMGF will agree, through at least February 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fees of up to 0.15% that Class I shares of the Fund are authorized to pay to financial intermediaries will be eliminated. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Boston Common Global Impact Fund. All references to Friess and Friess of Delaware shall be deleted and all references to the subadviser to the Fund shall refer to Boston Common. All references to Scott W. Gates as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Corné Biemans, Praveen Abichandani, Matt Zalosh and Liz Su.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Boston Common Global Impact Fund (the “Fund”) seeks long-term capital appreciation.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Investment Strategies” on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Boston Common Asset Management, LLC (“Boston Common” or the “Subadviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of global equity securities. Equity securities include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Subadviser evaluates financial and sustainability criteria in seeking to identify companies that provide products or services enabling solutions that positively impact society and address sustainability challenges globally, as determined by Boston Common, with reference in part to the United Nations’ Sustainable Development Goals (“SDGs”). The Fund generally seeks to invest in companies having a market capitalization of $2 billion or more at the time of purchase.
Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Boston Common, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Subadviser selects stocks through
bottom-up,
fundamental research, while maintaining a disciplined approach to valuation and risk analysis. The Subadviser seeks companies with sound governance and a history of responsible financial management that it believes are capable of consistent, visible profitability over a long-term period. The Fund seeks to invest in companies that the Subadviser believes are operating successfully in economic sectors with superior end-market
growth or are beneficiaries of broader sector themes the Subadviser has identified, but that the Subadviser judges to be trading at discounts to their intrinsic value. The Subadviser integrates sustainability criteria into the stock selection process and prefers firms that seek to work toward at least one of the SDGs with innovative approaches to environmental or social challenges through their products and services, as well as their policies or practices.
The Subadviser believes that evaluating a company’s contributions to areas such as climate change, water scarcity, human rights, and labor practices requires a nuanced, judgment-based approach. The Subadviser uses criteria that are industry-specific and evaluates each company in relation to its peers. The Subadviser typically seeks companies with a superior record on ESG issues as determined by the Subadviser, as well as a commitment to good standards and compliance. The Subadviser also seeks to invest in companies that it believes recognize the effect of their supplier standards on vendors’ practices and work to improve practices in their supply chains. Conversely, the Subadviser looks to avoid companies that it views as egregious violators of regulations; those that appear to exhibit a pattern of negligence on ESG issues; and those that have a deteriorating record on measurable conduct in these areas.
The Fund may invest in companies that do not yet meet the Subadviser’s sustainability criteria in all areas if they meet the Subadviser’s comprehensive ESG guidelines and contribute meaningfully to sustainability solutions, including those described by the SDGs. In such cases, the Fund may exercise its rights as a shareholder to practice constructive engagement and encourage management to adopt more responsible policies.
The Subadviser employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies. Through this effort, the Subadviser seeks to encourage company management teams toward greater transparency, accountability, disclosure, and commitment to ESG issues.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3 is revised to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
ESG Investing Risk
—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Emerging Markets Risk; Currency Risk; ESG Investing Risk; Growth Stock Risk; High Portfolio Turnover Risk; Large-Capitalization Stock Risk; Liquidity Risk; Management Risk;
Mid-Capitalization
Stock Risk; Political Risk; Sector Risk; Small-Capitalization Stock Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Boston Common was appointed as subadviser to the Fund and the Fund changed its name to “AMG Boston Common Global Impact Fund,” adopted its current investment strategies and began comparing its performance to the MSCI All Country World Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Performance” beginning on page 4 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Boston Common Global Impact Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	29.71%	16.20%	10.87%

Class I Return After Taxes on Distributions	25.70%	14.94%	10.27%

Class I Return After Taxes on Distributions and Sale of Fund Shares	20.37%	13.00%	8.98%

MSCI All Country World Index 1 (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	9.13%

Russell 3000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.26%	20.67%	16.93%

1
The MSCI All Country World Index replaced the Russell 3000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee 1	0.73%

Distribution and Service (12b-1) Fees	None

Other Expenses 1	0.20%

Total Annual Fund Operating Expenses	0.93%

1	Expense information has been restated to reflect current fees.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143

AMG FUNDS I
AMG FQ Long-Short Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ Long-Short Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace First Quadrant, L.P. (“First Quadrant”), effective on or about March 22, 2021 (the “Implementation Date”). The appointment of River Road is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and First Quadrant with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 22, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that First Quadrant would have received under the Existing Subadvisory Agreement.
In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG FQ Long-Short Equity Fund to AMG River Road Large Cap Value Select Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell 1000
®
Value Index and removed its secondary benchmark index.
Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.60% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (ii) the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.10% to 0.05%.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG River Road Large Cap Value Select Fund. All references to First Quadrant shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Jia Ye and David Chrisman as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA and Daniel R. Johnson, CFA, CPA.
The section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Principal Investment Strategies” beginning on page 11 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund currently considers large-capitalization companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell 1000
®
Index (between $1.8 billion and $1,400.5 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers.
The Fund invests primarily in equity securities that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”) believes are undervalued, including common stock, foreign securities (directly and through depositary receipts) and real estate investment trusts (“REITs”). Value investing involves buying stocks that River Road believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are below that of the Russell 1000
®
Index at the time of acquisition, convertible securities, preferred securities, and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may also invest in exchange-traded funds (“ETFs”)
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
To seek to manage risk, the Subadviser employs a structured sell discipline.
The section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Principal Risks” beginning on page 12 is revised to remove “Credit and Counterparty Risk,” “Derivatives Risk,” “Growth Stock Risk,” “Hedging Risk,” “Leverage Risk,” “Model and Data Risk,” “Short Sales Risk” and “Small- and
Mid-Capitalization
Stock Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Convertible Securities Risk
—convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
As of March 22, 2021, River Road was appointed as subadviser to the Fund and the Fund changed its name to “AMG River Road Large Cap Value Select Fund,” adopted its current investment strategies and began comparing its performance to the Russell 1000
®
Value Index. The Fund’s performance information for periods prior to March 22, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end
and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Performance” on page 13 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG River Road Large Cap Value Select Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	-4.26%	7.55%	9.15%

Class N Return After Taxes on Distributions	-4.26%	4.94%	7.46%

Class N Return After Taxes on Distributions and Sale of Fund Shares	-2.52%	5.04%	6.96%

Class I Return Before Taxes	-4.00%	7.88%	9.45%

Russell 1000 ® Value Index 1 (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%

Russell 3000 ® Index 1 (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%

1
The Russell 1000
®
Value Index replaced the Russell 3000
®
Index as the Fund’s benchmark on March 22, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses 1	0.48%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.78%

Fee Waiver and Expense Reimbursements 2	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.95%	0.65%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.60% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$97	$324	$576	$1,299

Class I	$66	$229	$414	$948

AMG FUNDS I
AMG FQ Long-Short Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ Long-Short Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-related instruments, including derivatives, will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies.
AMG FUNDS I
AMG Managers Emerging Opportunities Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Emerging Opportunities Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Next Century Growth Investors LLC, WEDGE Capital Management L.L.P. and RBC Global Asset Management (U.S.) Inc. (each, an “Existing Subadviser” and together, the “Existing Subadvisers”), effective May 21, 2021 (the “Implementation Date”). The appointment of Veritas is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and each Existing Subadviser with respect to the Fund (each, an “Existing Subadvisory Agreement” and together, the “Existing Subadvisory Agreements”), which will occur on May 21, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that each Existing Subadviser receives under the applicable Existing Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund will (i) change its name from AMG Managers Emerging Opportunities Fund to AMG Veritas China Fund, (ii) make changes to its principal investment strategies and principal risks, and (iii) replace its primary benchmark index with the MSCI China Index and remove its secondary benchmark index.
Also in connection with the hiring of Veritas, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.74% to 0.71%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas China Fund. All references to the Existing Subadvisers shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Thomas Press, Robert Scott, Peter Capouch, Kat Doerring and Thomas Dignard (Next Century Growth Investors LLC), Andrei Bolshakov and Monika LaRiche (WEDGE Capital Management L.L.P.), and Lance James and George Prince (RBC Global Asset Management (U.S.) Inc.) as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Ezra Sun.
The section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Investment Strategies” on page 6 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in China (People’s Republic of China (“PRC”) and its Special Administrative Regions, Hong Kong and Macau) or issuers that are not located in China but derive a majority (over 50%) of their income from China. The Fund primarily invests in equity securities. Under normal circumstances, the Fund considers equity securities to include common and preferred stocks, as well as securities with equity characteristics, including, but not limited to, equity-linked notes and participation notes.
The Fund intends to invest in focused equity positions, identified through the bottom-up,
stock picking approach of Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”), with a macro overlay. The Subadviser’s macro analysis will focus on identifying long term themes and trends and then proceed to identifying companies within those identified themes and trends that it believes have sound business models, strong management and disciplined financial controls. The Fund seeks to focus on quality companies in sectors that the Subadviser believes show long term structural growth potential with emphasis on industry leaders or emerging leaders with durable competitiveness. The macro themes are identified via a combination of in-house
and external research. Asian domestic demand is an example of a theme internal to the Subadviser. In part, the Fund uses this analysis to seek to identify opportunities to invest in Chinese companies whose businesses are benefitting from rising Chinese consumer spending in consumer goods or services.
The Fund intends to gain exposure to equity securities of issuers located in China or issuers that are not located in China but derive a majority (over 50%) of their income from China through direct exposure in the Shanghai and Shenzen stock exchanges or indirect exposure through
P-Notes
or similar equity linked securities.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 15 and 40 positions at any time.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.
The section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Risks” on page 7 is revised to remove “Micro-Capitalization Stock Risk” and “Growth Stock Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Geographic Focus Risk
—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Greater China
. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Large-Capitalization Stock Risk
—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization
companies.
Participatory Notes Risk
—an investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the
non-U.S.
bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
PRC Tax Risk—
the application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
Small- and
Mid-Capitalization
Stock Risk
—the stocks of small- and
mid-capitalization
companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Stock Connect Risk
—trading in China
A-Shares
through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People’s Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Also with respect to the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Risks” on page 7, the principal risks shall appear in the following order: Market Risk; Management Risk; Geographic Focus Risk; Focused Investment Risk; Foreign Investment Risk; Currency Risk; Emerging Markets Risk; High Cash Balance Risk; Large-Capitalization Stock Risk; Liquidity Risk; Participatory Notes Risk; Political Risk; PRC Tax Risk; Small- and
Mid-Capitalization
Stock Risk; Stock Connect Risk; Valuation Risk and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Performance” beginning on page 7, the following is added after the first paragraph:
As of May 21, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas China Fund,” adopted its current investment strategies and began comparing its performance to the MSCI China Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Performance” beginning on page 7 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas China Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	17.79%	15.70%	12.74%	—

Class N Return After Taxes on Distributions	16.53%	13.03%	10.04%	—

Class N Return After Taxes on Distributions and Sale of Fund Shares	11.42%	11.96%	9.64%	—

Class I Return Before Taxes	18.08%	15.99%	—	16.45%

MSCI China Index 2 (reflects no deduction for fees, expenses or taxes)	29.49%	15.05%	7.61%	11.59%

Russell Microcap ® Index 2 (reflects no deduction for fees, expenses or taxes)	20.96%	11.89%	10.55%	14.22%

1	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on October 1, 2011.
2
The MSCI China Index replaced the Russell Microcap
®
Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.71%	0.71%

Distribution and Service (12b-1) Fees	None	None

Other Expenses	0.52%	0.27%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses 2	1.24%	0.99%

Fee Waiver and Expense Reimbursements 3	(0.05)%	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2,3	1.19%	0.94%

1	Expense information has been restated to reflect current fees.
2
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

3
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$121	$387	$674	$1,494

Class I	$96	$309	$541	$1,207

AMG FUNDS I
AMG Managers Emerging Opportunities Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Emerging Opportunities Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S.
micro-cap
stocks will be replaced with the following policy: under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in China (People’s Republic of China and its Special Administrative Regions, Hong Kong and Macau) or issuers that are not located in China but derive a majority (over 50%) of their income from China.
AMG FUNDS I
AMG FQ
Tax-Managed
U.S. Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ
Tax-Managed
U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace First Quadrant, L.P. (“First Quadrant”), effective May 21, 2021 (the “Implementation Date”). The appointment of Veritas is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and First Quadrant with respect to the Fund (the “Existing Subadvisory Agreement”), which will occur on May 21, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that First Quadrant receives under the Existing Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund will (i) change its name from AMG FQ
Tax-Managed
U.S. Equity Fund to AMG Veritas Global Focus Fund, (ii) make changes to its investment objective, principal investment strategies and principal risks, and (iii) replace its existing benchmark index with the MSCI World Index.
Also in connection with the hiring of Veritas, the Board approved the following fee changes for the Fund, which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: the management fee for the Fund will be reduced from 0.70% to 0.67%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.88% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas Global Focus Fund. All references to First Quadrant shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Jia Ye and David Chrisman as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Andrew Headley and Mike Moore.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Veritas Global Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Investment Strategies” on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to invest in equity securities of a relatively select group of global companies, identified through a bottom up stock picking approach with certain strategic themes identified by Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”). The Subadviser seeks to identify and invest in businesses at reasonable valuations. The Subadviser seeks to identify industry leaders in relatively stable industries where there is greater visibility of sustainable earnings and recurring revenues, but equity investments must generally satisfy a number of demanding valuation criteria, with particular attention paid to the level of free cash flow generation from the business.
The Fund will take focused equity positions identified via the analysis of the Subadviser, which will focus on identifying long term themes and trends and then proceed to identifying companies within those themes and trends that it believes have sound business models, strong management and disciplined financial controls. The themes and trends are identified with an emphasis on in-house
research, although external research is also used.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 25 and 40 positions.
Additionally, under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Veritas, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Risks” beginning on page 3 is revised to remove “Derivatives Risk,” “Growth Stock Risk,” “Model and Data Risk,” “Real Estate Industry Risk,” “Sector Risk” and “Tax Management Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Also with respect to the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Risks” beginning on page 3, the principal risks shall appear in the following order: Market Risk; Management Risk; Foreign Investment Risk; Focused Investment Risk; Value Stock Risk; Currency Risk; Emerging Markets Risk; High Cash Balance Risk; Large-Capitalization Stock Risk; Liquidity Risk; Political Risk; Small- and
Mid-Capitalization
Stock Risk; and Valuation Risk.
In the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of May 21, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas Global Focus Fund,” adopted its current investment strategies and began comparing its performance to the MSCI World Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end
and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Performance” beginning on page 4 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas Global Focus Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	8.16%	11.44%	11.88%

Class N Return After Taxes on Distributions	7.79%	11.20%	11.73%

Class N Return After Taxes on Distributions and Sale of Fund Shares	5.09%	9.09%	9.91%

Class I Return Before Taxes	8.44%	11.72%	12.16%

MSCI World Index 1 (reflects no deduction for fees, expenses or taxes)	15.90%	12.19%	9.87%

Russell 3000 ® Index 1 (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%

1
The MSCI World Index replaced the Russell 3000
®
Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.67%	0.67%

Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses	0.34%	0.34%

Total Annual Fund Operating Expenses	1.26%	1.01%

Fee Waiver and Expense Reimbursements 2	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.13%	0.88%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.88% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$115	$382	$675	$1,507

Class I	$90	$304	$541	$1,220

AMG FUNDS I
AMG FQ
Tax-Managed
U.S. Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ
Tax-Managed
U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. will be removed.
AMG FUNDS I
AMG Managers Brandywine Blue Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Brandywine Blue Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Friess Associates, LLC (“Friess”), the Fund’s former subadviser, and Friess Associates of Delaware, LLC (“Friess of Delaware”), the Fund’s former sub-subadviser,
effective March 19, 2021 (the “Implementation Date”). The appointment of Veritas was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Friess with respect to the Fund (the “Former Subadvisory Agreement”) and the former sub-subadvisory
agreement among AMGF, Friess and Friess of Delaware with respect to the Fund, which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Friess would have received under the Former Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Brandywine Blue Fund to AMG Veritas Global Real Return Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Bloomberg Barclays US Treasury Inflation-Linked Bond Index and removed its secondary and tertiary benchmark indices.
Also in connection with the hiring of Veritas, the Board approved the following fee change for the Fund, which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: a new contractual expense limitation agreement will take effect pursuant to which AMGF will agree, through at least February 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas Global Real Return Fund. All references to Friess and Friess of Delaware shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Scott W. Gates as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Andrew Headley and Mike Moore.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Investment Objective” on page 6 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Veritas Global Real Return Fund (the “Fund”) seeks to deliver real returns over the medium and longer term.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Investment Strategies” on page 6 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in global equities and derivatives.
The Fund primarily invests in equity securities listed or traded on exchanges. The Fund intends to invest primarily in developed markets and economies, although it may invest in emerging markets. The Fund may invest up to 25% of its net assets in emerging market countries.
The Fund intends to invest in long positions to achieve long term capital growth and overlay short positions in index futures in order to preserve capital. The Fund seeks to achieve a return on a compounded annualized basis exceeding inflation, which is measured by the return of the Bloomberg Barclays US Treasury Inflation-Linked Bond Index. By investing long and short, the Fund will employ leverage, principally through the use of derivative positions. The Fund will take focused equity positions identified via the analysis of Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”), which will focus on identifying long term themes and trends and then proceed to identifying companies within those identified themes and trends that it believes have sound business models, strong management and disciplined financial controls. The themes and trends are identified with an emphasis on in-house
research, although external research is also used.
Under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Veritas, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion.
The Fund currently expects to hold between 30 and 40 positions at any time.
Long positions will generally be held through direct investments. Short positions will be held through derivative positions. The Fund generally expects to take short positions in index futures in order to preserve capital. The Fund may also gain exposure through investments in exchange-traded funds (“ETFs”) and options. It is anticipated that the Fund may hold up to 100% of its net asset value in long positions and up to 75% of its net asset value in short positions.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings. The Fund’s cash and cash equivalent holdings may serve as collateral for the Fund’s derivatives positions.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Risks” beginning on page 6 is revised to remove “Growth Stock Risk” and “Sector Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Credit and Counterparty Risk
—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk
—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Exchange-Traded Fund Risk
—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Leverage Risk
—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Small-Capitalization Stock Risk
—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Risks” beginning on page 6, the principal risks shall appear in the following order: Market Risk; Management Risk; Foreign Investment Risk; Focused Investment Risk; Leverage Risk; Credit and Counterparty Risk; Currency Risk; Derivatives Risk; Emerging Markets Risk; Exchange-Traded Fund Risk; High Cash Balance Risk; High Portfolio Turnover Risk; Large-Capitalization Stock Risk; Liquidity Risk;
Mid-Capitalization
Stock Risk; Political Risk; Small-Capitalization Stock Risk; Valuation Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Performance” on page 7, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas Global Real Return Fund,” adopted its current investment strategies and began comparing its performance to the Bloomberg Barclays US Treasury Inflation-Linked Bond Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Performance” on page 7 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas Global Real Return Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	34.60%	18.53%	12.46%

Class I Return After Taxes on Distributions	26.10%	15.64%	11.07%

Class I Return After Taxes on Distributions and Sale of Fund Shares	23.12%	14.31%	10.05%

Bloomberg Barclays US Treasury Inflation-Linked Bond Index 1 (reflects no deduction for fees, expenses or taxes)	10.99%	5.08%	3.81%

Russell 1000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

1
The Bloomberg Barclays US Treasury Inflation-Linked Bond Index replaced the Russell 1000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.88%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.29%

Total Annual Fund Operating Expenses	1.17%

Fee Waiver and Expense Reimbursements 1	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 1	1.16%

1
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$118	$370	$642	$1,419

AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Managers Brandywine Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Brandywine Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Boston Common Asset Management, LLC (“Boston Common” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Friess Associates, LLC (“Friess”), the Fund’s former subadviser, and Friess Associates of Delaware, LLC (“Friess of Delaware”), the Fund’s former sub-subadviser,
effective March 19, 2021 (the “Implementation Date”). The appointment of Boston Common was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Boston Common (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Friess with respect to the Fund (the “Former Subadvisory Agreement”) and the former sub-subadvisory
agreement among AMGF, Friess and Friess of Delaware with respect to the Fund, which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Boston Common by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Boston Common as the subadviser to the Fund, a new subadvisory agreement between AMGF and Boston Common (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Boston Common under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Friess would have received under the Former Subadvisory Agreement.
In connection with the hiring of Boston Common, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Brandywine Fund to AMG Boston Common Global Impact Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the MSCI All Country World Index and removed its secondary and tertiary benchmark indices.
Also in connection with the hiring of Boston Common, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.88% to 0.73%; (ii) a new contractual expense limitation agreement will take effect pursuant to which AMGF will agree, through at least February 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fees of up to 0.15% that Class I shares of the Fund are authorized to pay to financial intermediaries will be eliminated. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Boston Common Global Impact Fund. All references to Friess and Friess of Delaware shall be deleted and all references to the subadviser to the Fund shall refer to Boston Common. All references to Scott W. Gates as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Corné Biemans, Praveen Abichandani, Matt Zalosh and Liz Su.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Boston Common Global Impact Fund (the “Fund”) seeks long-term capital appreciation.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Investment Strategies” on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Boston Common Asset Management, LLC (“Boston Common” or the “Subadviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of global equity securities. Equity securities include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Subadviser evaluates financial and sustainability criteria in seeking to identify companies that provide products or services enabling solutions that positively impact society and address sustainability challenges globally, as determined by Boston Common, with reference in part to the United Nations’ Sustainable Development Goals (“SDGs”). The Fund generally seeks to invest in companies having a market capitalization of $2 billion or more at the time of purchase.
Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Boston Common, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Subadviser selects stocks through
bottom-up,
fundamental research, while maintaining a disciplined approach to valuation and risk analysis. The Subadviser seeks companies with sound governance and a history of responsible financial management that it believes are capable of consistent, visible profitability over a long-term period. The Fund seeks to invest in companies that the Subadviser believes are operating successfully in economic sectors with superior end-market
growth or are beneficiaries of broader sector themes the Subadviser has identified, but that the Subadviser judges to be trading at discounts to their intrinsic value. The Subadviser integrates sustainability criteria into the stock selection process and prefers firms that seek to work toward at least one of the SDGs with innovative approaches to environmental or social challenges through their products and services, as well as their policies or practices.
The Subadviser believes that evaluating a company’s contributions to areas such as climate change, water scarcity, human rights, and labor practices requires a nuanced, judgment-based approach. The Subadviser uses criteria that are industry-specific and evaluates each company in relation to its peers. The Subadviser typically seeks companies with a superior record on ESG issues as determined by the Subadviser, as well as a commitment to good standards and compliance. The Subadviser also seeks to invest in companies that it believes recognize the effect of their supplier standards on vendors’ practices and work to improve practices in their supply chains. Conversely, the Subadviser looks to avoid companies that it views as egregious violators of regulations; those that appear to exhibit a pattern of negligence on ESG issues; and those that have a deteriorating record on measurable conduct in these areas.
The Fund may invest in companies that do not yet meet the Subadviser’s sustainability criteria in all areas if they meet the Subadviser’s comprehensive ESG guidelines and contribute meaningfully to sustainability solutions, including those described by the SDGs. In such cases, the Fund may exercise its rights as a shareholder to practice constructive engagement and encourage management to adopt more responsible policies.
The Subadviser employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies. Through this effort, the Subadviser seeks to encourage company management teams toward greater transparency, accountability, disclosure, and commitment to ESG issues.
The section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3 is revised to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
ESG Investing Risk
—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Principal Risks” beginning on page 3, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Emerging Markets Risk; Currency Risk; ESG Investing Risk; Growth Stock Risk; High Portfolio Turnover Risk; Large-Capitalization Stock Risk; Liquidity Risk; Management Risk;
Mid-Capitalization
Stock Risk; Political Risk; Sector Risk; Small-Capitalization Stock Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Boston Common was appointed as subadviser to the Fund and the Fund changed its name to “AMG Boston Common Global Impact Fund,” adopted its current investment strategies and began comparing its performance to the MSCI All Country World Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Brandywine Fund – Performance” beginning on page 4 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Boston Common Global Impact Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	29.71%	16.20%	10.87%

Class I Return After Taxes on Distributions	25.70%	14.94%	10.27%

Class I Return After Taxes on Distributions and Sale of Fund Shares	20.37%	13.00%	8.98%

MSCI All Country World Index 1 (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	9.13%

Russell 3000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.26%	20.67%	16.93%

1
The MSCI All Country World Index replaced the Russell 3000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee 1	0.73%

Distribution and Service (12b-1) Fees	None

Other Expenses 1	0.20%

Total Annual Fund Operating Expenses	0.93%

1	Expense information has been restated to reflect current fees.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143

AMG FQ Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG FQ Long-Short Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ Long-Short Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace First Quadrant, L.P. (“First Quadrant”), effective on or about March 22, 2021 (the “Implementation Date”). The appointment of River Road is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and First Quadrant with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 22, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that First Quadrant would have received under the Existing Subadvisory Agreement.
In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG FQ Long-Short Equity Fund to AMG River Road Large Cap Value Select Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell 1000
®
Value Index and removed its secondary benchmark index.
Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.60% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (ii) the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.10% to 0.05%.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG River Road Large Cap Value Select Fund. All references to First Quadrant shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Jia Ye and David Chrisman as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA and Daniel R. Johnson, CFA, CPA.
The section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Principal Investment Strategies” beginning on page 11 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund currently considers large-capitalization companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell 1000
®
Index (between $1.8 billion and $1,400.5 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers.
The Fund invests primarily in equity securities that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”) believes are undervalued, including common stock, foreign securities (directly and through depositary receipts) and real estate investment trusts (“REITs”). Value investing involves buying stocks that River Road believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are below that of the Russell 1000
®
Index at the time of acquisition, convertible securities, preferred securities, and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may also invest in exchange-traded funds (“ETFs”)
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
To seek to manage risk, the Subadviser employs a structured sell discipline.
The section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Principal Risks” beginning on page 12 is revised to remove “Credit and Counterparty Risk,” “Derivatives Risk,” “Growth Stock Risk,” “Hedging Risk,” “Leverage Risk,” “Model and Data Risk,” “Short Sales Risk” and “Small- and
Mid-Capitalization
Stock Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Convertible Securities Risk
—convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Exchange-Traded Fund Risk
—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Master Limited Partnership Risk
—investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
PTP Risk
—investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are re-characterized
for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the communication services and financials sectors may comprise a significant portion of the Fund’s portfolio. The communication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes. Companies in the communication services sector may be more susceptible to cybersecurity issues, such as hacking, theft of proprietary or consumer information, or disruptions in service, than companies in other industries and may encounter distressed cash flows due to the need to commit substantial capital to develop new products and services that utilize new technology or to meet increasing competition. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Also with respect to the section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Principal Risks” beginning on page 12, the principal risks shall appear in the following order: Market Risk; Focused Investment Risk; Large-Capitalization Stock Risk; Management Risk; Sector Risk; Value Stock Risk; Convertible Securities Risk; Currency Risk; Exchange-Traded Fund Risk; Foreign Investment Risk; High Portfolio Turnover Risk; Master Limited Partnership Risk; PTP Risk; and Real Estate Industry Risk.
In the section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Performance” on page 13, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 22, 2021, River Road was appointed as subadviser to the Fund and the Fund changed its name to “AMG River Road Large Cap Value Select Fund,” adopted its current investment strategies and began comparing its performance to the Russell 1000
®
Value Index. The Fund’s performance information for periods prior to March 22, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end
and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG FQ Long-Short Equity Fund – Performance” on page 13 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG River Road Large Cap Value Select Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	-4.26%	7.55%	9.15%

Class N Return After Taxes on Distributions	-4.26%	4.94%	7.46%

Class N Return After Taxes on Distributions and Sale of Fund Shares	-2.52%	5.04%	6.96%

Class I Return Before Taxes	-4.00%	7.88%	9.45%

Russell 1000 ® Value Index 1 (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%

Russell 3000 ® Index 1 (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%

1
The Russell 1000
®
Value Index replaced the Russell 3000
®
Index as the Fund’s benchmark on March 22, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses 1	0.48%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.78%

Fee Waiver and Expense Reimbursements 2	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.95%	0.65%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.60% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$97	$324	$576	$1,299

Class I	$66	$229	$414	$948

AMG FUNDS I
AMG FQ Long-Short Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ Long-Short Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-related instruments, including derivatives, will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies.

AMG Managers Emerging Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Managers Emerging Opportunities Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Emerging Opportunities Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Next Century Growth Investors LLC, WEDGE Capital Management L.L.P. and RBC Global Asset Management (U.S.) Inc. (each, an “Existing Subadviser” and together, the “Existing Subadvisers”), effective May 21, 2021 (the “Implementation Date”). The appointment of Veritas is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and each Existing Subadviser with respect to the Fund (each, an “Existing Subadvisory Agreement” and together, the “Existing Subadvisory Agreements”), which will occur on May 21, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that each Existing Subadviser receives under the applicable Existing Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund will (i) change its name from AMG Managers Emerging Opportunities Fund to AMG Veritas China Fund, (ii) make changes to its principal investment strategies and principal risks, and (iii) replace its primary benchmark index with the MSCI China Index and remove its secondary benchmark index.
Also in connection with the hiring of Veritas, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.74% to 0.71%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas China Fund. All references to the Existing Subadvisers shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Thomas Press, Robert Scott, Peter Capouch, Kat Doerring and Thomas Dignard (Next Century Growth Investors LLC), Andrei Bolshakov and Monika LaRiche (WEDGE Capital Management L.L.P.), and Lance James and George Prince (RBC Global Asset Management (U.S.) Inc.) as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Ezra Sun.
The section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Investment Strategies” on page 6 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in China (People’s Republic of China (“PRC”) and its Special Administrative Regions, Hong Kong and Macau) or issuers that are not located in China but derive a majority (over 50%) of their income from China. The Fund primarily invests in equity securities. Under normal circumstances, the Fund considers equity securities to include common and preferred stocks, as well as securities with equity characteristics, including, but not limited to, equity-linked notes and participation notes.
The Fund intends to invest in focused equity positions, identified through the bottom-up,
stock picking approach of Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”), with a macro overlay. The Subadviser’s macro analysis will focus on identifying long term themes and trends and then proceed to identifying companies within those identified themes and trends that it believes have sound business models, strong management and disciplined financial controls. The Fund seeks to focus on quality companies in sectors that the Subadviser believes show long term structural growth potential with emphasis on industry leaders or emerging leaders with durable competitiveness. The macro themes are identified via a combination of in-house
and external research. Asian domestic demand is an example of a theme internal to the Subadviser. In part, the Fund uses this analysis to seek to identify opportunities to invest in Chinese companies whose businesses are benefitting from rising Chinese consumer spending in consumer goods or services.
The Fund intends to gain exposure to equity securities of issuers located in China or issuers that are not located in China but derive a majority (over 50%) of their income from China through direct exposure in the Shanghai and Shenzen stock exchanges or indirect exposure through
P-Notes
or similar equity linked securities.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 15 and 40 positions at any time.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.
The section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Risks” on page 7 is revised to remove “Micro-Capitalization Stock Risk” and “Growth Stock Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Geographic Focus Risk
—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.
Greater China
. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Large-Capitalization Stock Risk
—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization
companies.
Participatory Notes Risk
—an investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the
non-U.S.
bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
PRC Tax Risk—
the application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
Small- and
Mid-Capitalization
Stock Risk
—the stocks of small- and
mid-capitalization
companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Stock Connect Risk
—trading in China
A-Shares
through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the People’s Republic of China and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Also with respect to the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Principal Risks” on page 7, the principal risks shall appear in the following order: Market Risk; Management Risk; Geographic Focus Risk; Focused Investment Risk; Foreign Investment Risk; Currency Risk; Emerging Markets Risk; High Cash Balance Risk; Large-Capitalization Stock Risk; Liquidity Risk; Participatory Notes Risk; Political Risk; PRC Tax Risk; Small- and
Mid-Capitalization
Stock Risk; Stock Connect Risk; Valuation Risk and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Performance” beginning on page 7, the following is added after the first paragraph:
As of May 21, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas China Fund,” adopted its current investment strategies and began comparing its performance to the MSCI China Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Emerging Opportunities Fund – Performance” beginning on page 7 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas China Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	17.79%	15.70%	12.74%	—

Class N Return After Taxes on Distributions	16.53%	13.03%	10.04%	—

Class N Return After Taxes on Distributions and Sale of Fund Shares	11.42%	11.96%	9.64%	—

Class I Return Before Taxes	18.08%	15.99%	—	16.45%

MSCI China Index 2 (reflects no deduction for fees, expenses or taxes)	29.49%	15.05%	7.61%	11.59%

Russell Microcap ® Index 2 (reflects no deduction for fees, expenses or taxes)	20.96%	11.89%	10.55%	14.22%

1	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on October 1, 2011.
2
The MSCI China Index replaced the Russell Microcap
®
Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.71%	0.71%

Distribution and Service (12b-1) Fees	None	None

Other Expenses	0.52%	0.27%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses 2	1.24%	0.99%

Fee Waiver and Expense Reimbursements 3	(0.05)%	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2,3	1.19%	0.94%

1	Expense information has been restated to reflect current fees.
2
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

3
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$121	$387	$674	$1,494

Class I	$96	$309	$541	$1,207

AMG FUNDS I
AMG Managers Emerging Opportunities Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Emerging Opportunities Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S.
micro-cap
stocks will be replaced with the following policy: under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in China (People’s Republic of China and its Special Administrative Regions, Hong Kong and Macau) or issuers that are not located in China but derive a majority (over 50%) of their income from China.

AMG FQ Tax-Managed U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG FQ
Tax-Managed
U.S. Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ
Tax-Managed
U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace First Quadrant, L.P. (“First Quadrant”), effective May 21, 2021 (the “Implementation Date”). The appointment of Veritas is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and First Quadrant with respect to the Fund (the “Existing Subadvisory Agreement”), which will occur on May 21, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that First Quadrant receives under the Existing Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund will (i) change its name from AMG FQ
Tax-Managed
U.S. Equity Fund to AMG Veritas Global Focus Fund, (ii) make changes to its investment objective, principal investment strategies and principal risks, and (iii) replace its existing benchmark index with the MSCI World Index.
Also in connection with the hiring of Veritas, the Board approved the following fee changes for the Fund, which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: the management fee for the Fund will be reduced from 0.70% to 0.67%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.88% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas Global Focus Fund. All references to First Quadrant shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Jia Ye and David Chrisman as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Andrew Headley and Mike Moore.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Investment Objective” on page 3 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Veritas Global Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Investment Strategies” on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to invest in equity securities of a relatively select group of global companies, identified through a bottom up stock picking approach with certain strategic themes identified by Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”). The Subadviser seeks to identify and invest in businesses at reasonable valuations. The Subadviser seeks to identify industry leaders in relatively stable industries where there is greater visibility of sustainable earnings and recurring revenues, but equity investments must generally satisfy a number of demanding valuation criteria, with particular attention paid to the level of free cash flow generation from the business.
The Fund will take focused equity positions identified via the analysis of the Subadviser, which will focus on identifying long term themes and trends and then proceed to identifying companies within those themes and trends that it believes have sound business models, strong management and disciplined financial controls. The themes and trends are identified with an emphasis on in-house
research, although external research is also used.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 25 and 40 positions.
Additionally, under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Veritas, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.
The section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Risks” beginning on page 3 is revised to remove “Derivatives Risk,” “Growth Stock Risk,” “Model and Data Risk,” “Real Estate Industry Risk,” “Sector Risk” and “Tax Management Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk
—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about
non-U.S.
issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Also with respect to the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Principal Risks” beginning on page 3, the principal risks shall appear in the following order: Market Risk; Management Risk; Foreign Investment Risk; Focused Investment Risk; Value Stock Risk; Currency Risk; Emerging Markets Risk; High Cash Balance Risk; Large-Capitalization Stock Risk; Liquidity Risk; Political Risk; Small- and
Mid-Capitalization
Stock Risk; and Valuation Risk.
In the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Performance” beginning on page 4, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of May 21, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas Global Focus Fund,” adopted its current investment strategies and began comparing its performance to the MSCI World Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end
and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG FQ
Tax-Managed
U.S. Equity Fund – Performance” beginning on page 4 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas Global Focus Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	8.16%	11.44%	11.88%

Class N Return After Taxes on Distributions	7.79%	11.20%	11.73%

Class N Return After Taxes on Distributions and Sale of Fund Shares	5.09%	9.09%	9.91%

Class I Return Before Taxes	8.44%	11.72%	12.16%

MSCI World Index 1 (reflects no deduction for fees, expenses or taxes)	15.90%	12.19%	9.87%

Russell 3000 ® Index 1 (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%

1
The MSCI World Index replaced the Russell 3000
®
Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.67%	0.67%

Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses	0.34%	0.34%

Total Annual Fund Operating Expenses	1.26%	1.01%

Fee Waiver and Expense Reimbursements 2	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.13%	0.88%

1	Expense information has been restated to reflect current fees.
2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.88% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$115	$382	$675	$1,507

Class I	$90	$304	$541	$1,220

AMG FUNDS I
AMG FQ
Tax-Managed
U.S. Equity Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG FQ
Tax-Managed
U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. will be removed.

AMG Managers Brandywine Blue Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Managers Brandywine Blue Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Brandywine Blue Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Veritas Asset Management LLP (“Veritas” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Friess Associates, LLC (“Friess”), the Fund’s former subadviser, and Friess Associates of Delaware, LLC (“Friess of Delaware”), the Fund’s former sub-subadviser,
effective March 19, 2021 (the “Implementation Date”). The appointment of Veritas was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Veritas (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Friess with respect to the Fund (the “Former Subadvisory Agreement”) and the former sub-subadvisory
agreement among AMGF, Friess and Friess of Delaware with respect to the Fund, which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Veritas by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Veritas as the subadviser to the Fund, a new subadvisory agreement between AMGF and Veritas (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Veritas under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Friess would have received under the Former Subadvisory Agreement.
In connection with the hiring of Veritas, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Brandywine Blue Fund to AMG Veritas Global Real Return Fund, (ii) made changes to its investment objective, principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Bloomberg Barclays US Treasury Inflation-Linked Bond Index and removed its secondary and tertiary benchmark indices.
Also in connection with the hiring of Veritas, the Board approved the following fee change for the Fund, which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: a new contractual expense limitation agreement will take effect pursuant to which AMGF will agree, through at least February 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Veritas Global Real Return Fund. All references to Friess and Friess of Delaware shall be deleted and all references to the subadviser to the Fund shall refer to Veritas. All references to Scott W. Gates as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Andrew Headley and Mike Moore.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Investment Objective” on page 6 is deleted and replaced with the following:
INVESTMENT OBJECTIVE
AMG Veritas Global Real Return Fund (the “Fund”) seeks to deliver real returns over the medium and longer term.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Investment Strategies” on page 6 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in global equities and derivatives.
The Fund primarily invests in equity securities listed or traded on exchanges. The Fund intends to invest primarily in developed markets and economies, although it may invest in emerging markets. The Fund may invest up to 25% of its net assets in emerging market countries.
The Fund intends to invest in long positions to achieve long term capital growth and overlay short positions in index futures in order to preserve capital. The Fund seeks to achieve a return on a compounded annualized basis exceeding inflation, which is measured by the return of the Bloomberg Barclays US Treasury Inflation-Linked Bond Index. By investing long and short, the Fund will employ leverage, principally through the use of derivative positions. The Fund will take focused equity positions identified via the analysis of Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”), which will focus on identifying long term themes and trends and then proceed to identifying companies within those identified themes and trends that it believes have sound business models, strong management and disciplined financial controls. The themes and trends are identified with an emphasis on in-house
research, although external research is also used.
Under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Veritas, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund will generally invest in
mid-
to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion.
The Fund currently expects to hold between 30 and 40 positions at any time.
Long positions will generally be held through direct investments. Short positions will be held through derivative positions. The Fund generally expects to take short positions in index futures in order to preserve capital. The Fund may also gain exposure through investments in exchange-traded funds (“ETFs”) and options. It is anticipated that the Fund may hold up to 100% of its net asset value in long positions and up to 75% of its net asset value in short positions.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings. The Fund’s cash and cash equivalent holdings may serve as collateral for the Fund’s derivatives positions.
The section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Risks” beginning on page 6 is revised to remove “Growth Stock Risk” and “Sector Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Credit and Counterparty Risk
—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk
—fluctuations in exchange rates may affect the total loss or gain on a
non-U.S.
dollar investment when converted back to U.S. dollars and exposure to
non-U.S.
currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk
—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk
—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.
Exchange-Traded Fund Risk
—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
High Cash Balance Risk
—when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
Leverage Risk
—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.
Liquidity Risk
—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Political Risk
—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Small-Capitalization Stock Risk
—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Valuation Risk
—the Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Principal Risks” beginning on page 6, the principal risks shall appear in the following order: Market Risk; Management Risk; Foreign Investment Risk; Focused Investment Risk; Leverage Risk; Credit and Counterparty Risk; Currency Risk; Derivatives Risk; Emerging Markets Risk; Exchange-Traded Fund Risk; High Cash Balance Risk; High Portfolio Turnover Risk; Large-Capitalization Stock Risk; Liquidity Risk;
Mid-Capitalization
Stock Risk; Political Risk; Small-Capitalization Stock Risk; Valuation Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Performance” on page 7, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas Global Real Return Fund,” adopted its current investment strategies and began comparing its performance to the Bloomberg Barclays US Treasury Inflation-Linked Bond Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Brandywine Blue Fund – Performance” on page 7 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Veritas Global Real Return Fund	1 Year	5 Years	10 Years
Class I Return Before Taxes	34.60%	18.53%	12.46%

Class I Return After Taxes on Distributions	26.10%	15.64%	11.07%

Class I Return After Taxes on Distributions and Sale of Fund Shares	23.12%	14.31%	10.05%

Bloomberg Barclays US Treasury Inflation-Linked Bond Index 1 (reflects no deduction for fees, expenses or taxes)	10.99%	5.08%	3.81%

Russell 1000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

1
The Bloomberg Barclays US Treasury Inflation-Linked Bond Index replaced the Russell 1000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.88%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.29%

Total Annual Fund Operating Expenses	1.17%

Fee Waiver and Expense Reimbursements 1	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 1	1.16%

1
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least February 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$118	$370	$642	$1,419